Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Schedule of accrued expenses and other current liabilities [Abstract]
Salary and reimbursement payable	$ 941,061	$ 795,855	$ 906,007
Professional fees payable	640,564	629,524	340,727
Credit card payable	219,657	217,940	171,395
Total	$ 1,801,282	$ 1,643,319	$ 1,418,129